UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-06367

                                 Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund First Quarter Report — December 31, 2015	Mario J. Gabelli, CFA
To Our Shareholders,	Portfolio Manager

    For the quarter ended December 31, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 4.2% compared with an increase of 7.0% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

    Enclosed is the schedule of investments, as of December 31, 2015.

Comparative Results

Average Annual Returns through December 31, 2015 (a)(b) (Unaudited)						Since Inception (01/02/92)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABEX)	4.16%	(4.25)%	8.86%	6.91%	6.98%	9.86%
S&P 500 Index	7.04	1.38	12.57	7.31	5.00	9.03(e)
Nasdaq Composite Index	8.76	7.13	15.00	9.78	5.86	9.34(e)
Lipper Equity Income Fund Average	5.28	(2.96)	10.04	6.02	5.20	8.12
Class A (GCAEX)	4.17	(4.23)	8.87	6.91	6.97	9.85
With sales charge (c)	(1.82)	(9.74)	7.58	6.28	6.55	9.58
Class C (GCCEX)	3.97	(4.97)	8.06	6.11	6.35	9.45
With contingent deferred sales charge (d)	2.97	(5.92)	8.06	6.11	6.35	9.45
Class I (GCIEX)	4.21	(4.02)	9.13	7.13	7.12	9.95

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.7%
	Aerospace — 2.4%
74,000	Aerojet Rocketdyne Holdings Inc.†	$1,158,840
2,000	Lockheed Martin Corp.	434,300
10,000	Raytheon Co.	1,245,300
246,500	Rockwell Automation Inc.	25,293,365
2,000	Rockwell Collins Inc.	184,600
1,600,000	Rolls-Royce Holdings plc	13,562,720
148,320,000	Rolls-Royce Holdings plc-Entitlement Shares†	218,655
68,000	The Boeing Co.	9,832,120

		51,929,900

	Agriculture — 0.6%
100,000	Archer Daniels Midland Co.	3,668,000
85,000	Monsanto Co.	8,374,200
12,000	The Mosaic Co.	331,080

		12,373,280

	Automotive — 0.5%
350,000	Ford Motor Co.	4,931,500
45,000	General Motors Co.	1,530,450
410,000	Navistar International Corp.†	3,624,400
31,000	PACCAR Inc.	1,469,400

		11,555,750

	Automotive: Parts and Accessories — 2.9%
8,000	BorgWarner Inc.	345,840
210,000	Dana Holding Corp.	2,898,000
73,000	Federal-Mogul Holdings Corp.†	500,050
500,000	Genuine Parts Co.	42,945,000
6,000	Johnson Controls Inc.	236,940
42,000	Modine Manufacturing Co.†	380,100
44,000	O’Reilly Automotive Inc.†	11,150,480
47,000	Tenneco Inc.†	2,157,770
150,000	The Pep Boys - Manny, Moe & Jack†	2,761,500

		63,375,680

	Aviation: Parts and Services — 0.3%
60,000	Curtiss-Wright Corp.	4,110,000
29,000	United Technologies Corp.	2,786,030

		6,896,030

	Broadcasting — 1.0%
350,359	CBS Corp., Cl. A, Voting	18,260,711
54,000	CBS Corp., Cl. B, Non-Voting	2,545,020
36,000	MSG Networks Inc., Cl. A†	748,800

		21,554,531

	Building and Construction — 0.6%
235,000	Fortune Brands Home & Security Inc.	13,042,500

	Business Services — 1.2%
37,000	Automatic Data Processing Inc.	3,134,640
37,000	Blackhawk Network Holdings Inc.†	1,635,770
170,000	Diebold Inc.	5,115,300

Shares		Market Value
4,000	Landauer Inc.	$131,680
100,000	MasterCard Inc., Cl. A.	9,736,000
30,000	McGraw Hill Financial Inc.	2,957,400
11,000	MSC Industrial Direct Co. Inc., Cl. A	618,970
40,000	Pentair plc	1,981,200
4,000	Vectrus Inc.†	83,560

		25,394,520

	Cable and Satellite — 0.8%
10,000	AMC Networks Inc., Cl. A†	746,800
800	Cable One Inc.	346,928
168,000	DISH Network Corp., Cl. A†	9,606,240
16,000	EchoStar Corp., Cl. A†	625,760
58,000	Scripps Networks Interactive Inc., Cl. A	3,202,180
9,000	Time Warner Cable Inc.	1,670,310

		16,198,218

	Communications Equipment — 0.6%
725,000	Corning Inc.	13,253,000

	Computer Hardware — 1.2%
22,000	Apple Inc.	2,315,720
300,000	HP Inc.	3,552,000
138,000	International Business Machines Corp.	18,991,560

		24,859,280

	Computer Software and Services — 1.5%
11,000	CDK Global Inc.	522,170
440,000	EMC Corp.	11,299,200
111,500	Fidelity National Information Services Inc.	6,756,900
300,000	Hewlett Packard Enterprise Co.	4,560,000
50,000	Microsoft Corp.	2,774,000
23,000	NetScout Systems Inc.†	706,100
170,000	Yahoo! Inc.†	5,654,200

		32,272,570

	Consumer Products — 4.1%
45,000	Altria Group Inc.	2,619,450
80,000	Edgewell Personal Care Co.	6,269,600
70,000	Energizer Holdings Inc.	2,384,200
5,000	Hanesbrands Inc.	147,150
2,000	National Presto Industries Inc.	165,720
50,000	Philip Morris International Inc.	4,395,500
102,000	Reckitt Benckiser Group plc	9,444,695
25,500	Svenska Cellulosa AB, Cl. A	742,212
1,200,000	Swedish Match AB	42,675,133
200,000	The Procter & Gamble Co.	15,882,000
81,000	Unilever NV - NY Shares	3,508,920

		88,234,580

	Consumer Services — 0.2%
4,000	Allegion plc	263,680
140,000	Rollins Inc.	3,626,000

		3,889,680

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 4.0%
1,200	Acuity Brands Inc.	$280,560
100,000	Crane Co.	4,784,000
80,000	Eaton Corp. plc	4,163,200
810,000	General Electric Co.	25,231,500
227,000	Honeywell International Inc.	23,510,390
50,000	ITT Corp.	1,816,000
50,000	Jardine Matheson Holdings Ltd.	2,436,500
180,000	Jardine Strategic Holdings Ltd.	4,919,400
120,000	Textron Inc.	5,041,200
350,000	Toray Industries Inc.	3,290,486
26,000	Trinity Industries Inc.	624,520
305,000	Tyco International plc	9,726,450

		85,824,206

	Electronics — 0.9%
45,000	Dolby Laboratories Inc., Cl. A	1,514,250
35,000	Sony Corp.	874,163
50,000	Sony Corp., ADR	1,230,500
74,000	TE Connectivity Ltd.	4,781,140
194,000	Texas Instruments Inc.	10,633,140

		19,033,193

	Energy and Utilities: Electric — 0.6%
45,000	American Electric Power Co. Inc.	2,622,150
14,000	Avangrid Inc.†	537,600
90,000	El Paso Electric Co.	3,465,000
40,000	Great Plains Energy Inc.	1,092,400
100,000	Korea Electric Power Corp., ADR†	2,117,000
230,000	The AES Corp.	2,201,100

		12,035,250

	Energy and Utilities: Integrated — 1.9%
82,000	Dominion Resources Inc.	5,546,480
44,000	Duke Energy Corp.	3,141,160
220,000	Energy Transfer Equity LP	3,022,800
29,000	Eni SpA	434,920
120,000	Eversource Energy	6,128,400
8,000	FirstEnergy Corp.	253,840
13,069	Iberdrola SA, ADR	370,114
81,000	NextEra Energy Inc.	8,415,090
135,000	OGE Energy Corp.	3,549,150
118,000	PNM Resources Inc.	3,607,260
40,000	TECO Energy Inc.	1,066,000
126,000	Westar Energy Inc.	5,343,660

		40,878,874

	Energy and Utilities: Natural Gas — 1.3%
6,000	AGL Resources Inc.	382,860
5,500	Atmos Energy Corp.	346,720
50,000	California Resources Corp.	116,500
100,000	Kinder Morgan Inc.	1,492,000
309,000	National Fuel Gas Co.	13,209,750

Shares		Market Value
34,000	ONE Gas Inc.	$1,705,780
129,000	ONEOK Inc.	3,181,140
24,000	Piedmont Natural Gas Co. Inc.	1,368,480
50,000	Southwest Gas Corp.	2,758,000
120,000	Spectra Energy Corp.	2,872,800

		27,434,030

	Energy and Utilities: Oil — 3.4%
195,000	Anadarko Petroleum Corp.	9,473,100
250,000	BP plc, ADR	7,815,000
168,000	Chevron Corp.	15,113,280
170,000	ConocoPhillips	7,937,300
16,000	Denbury Resources Inc.	32,320
57,000	Devon Energy Corp.	1,824,000
140,000	Exxon Mobil Corp.	10,913,000
120,000	Hess Corp.	5,817,600
30,000	Marathon Oil Corp.	377,700
35,000	Marathon Petroleum Corp.	1,814,400
90,000	Occidental Petroleum Corp.	6,084,900
3,500	PetroChina Co. Ltd., ADR	229,565
4,000	Repsol SA, ADR	44,520
120,000	Royal Dutch Shell plc, Cl. A, ADR	5,494,800
17,000	Total SA, ADR	764,150
40,000	WesternZagros Resources Ltd.†	2,746

		73,738,381

	Energy and Utilities: Services — 1.4%
50,000	Cameron International Corp.†	3,160,000
350,000	Halliburton Co.	11,914,000
94,000	Oceaneering International Inc.	3,526,880
40,000	Schlumberger Ltd.	2,790,000
1,020,000	Weatherford International plc†	8,557,800

		29,948,680

	Energy and Utilities: Water — 0.2%
45,000	Aqua America Inc.	1,341,000
90,000	Severn Trent plc	2,888,417

		4,229,417

	Entertainment — 1.4%
150,000	Grupo Televisa SAB, ADR	4,081,500
12,000	The Madison Square Garden Co, Cl. A†	1,941,600
115,000	Time Warner Inc.	7,437,050
140,016	Twenty-First Century Fox Inc., Cl. B	3,812,636
300,000	Viacom Inc., Cl. A	13,197,000

		30,469,786

	Environmental Services — 0.5%
50,000	Republic Services Inc.	2,199,500
175,000	Waste Management Inc.	9,339,750

		11,539,250

	Equipment and Supplies — 1.1%
34,000	A.O. Smith Corp.	2,604,740

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
16,346	Danaher Corp.	$1,518,216
190,000	Flowserve Corp.	7,995,200
24,000	Graco Inc.	1,729,680
12,000	Ingersoll-Rand plc	663,480
26,000	Minerals Technologies Inc.	1,192,360
190,000	Mueller Industries Inc.	5,149,000
16,000	Parker Hannifin Corp.	1,551,680
22,000	Tenaris SA, ADR	523,600

		22,927,956

	Financial Services — 18.7%
6,579	Alleghany Corp.†	3,144,301
400,000	AllianceBernstein Holding LP	9,540,000
360,000	American Express Co.	25,038,000
520,000	American International Group Inc.	32,224,400
30,000	Argo Group International Holdings Ltd.	1,795,200
22,571	Banco Popular Espanol SA	74,642
5,195	Banco Santander Chile, ADR	91,640
155,000	Banco Santander SA, ADR	754,850
320,000	Bank of America Corp.	5,385,600
13,056	BNP Paribas SA	741,075
510,000	Citigroup Inc.	26,392,500
40,000	Deutsche Bank AG	966,000
70,000	Dundee Corp., Cl. A†	230,686
44,000	Eaton Vance Corp.	1,426,920
132,000	Federated Investors Inc., Cl. B	3,781,800
34,167	Fidelity Southern Corp.	762,266
260,000	H&R Block Inc.	8,660,600
54,000	Interactive Brokers Group Inc., Cl. A	2,354,400
315,034	Janus Capital Group Inc.	4,438,829
274,000	JPMorgan Chase & Co.	18,092,220
82,758	Julius Baer Group Ltd.	4,020,571
32,000	Kemper Corp.	1,192,000
90,100	Kinnevik Investment AB, Cl. A	2,812,473
19,000	Kinnevik Investment AB, Cl. B	589,709
473,000	Legg Mason Inc.	18,555,790
15,000	Leucadia National Corp.	260,850
175,000	Loews Corp.	6,720,000
155,000	M&T Bank Corp.	18,782,900
365,000	Marsh & McLennan Companies Inc.	20,239,250
370,000	Morgan Stanley	11,769,700
288,000	Navient Corp.	3,297,600
90,000	Northern Trust Corp.	6,488,100
30,000	Och-Ziff Capital Management Group LLC, Cl. A	186,900
40,000	Oritani Financial Corp.	660,000
20,000	PayPal Holdings Inc.†	724,000
40,000	Popular Inc.	1,133,600
26,000	Royal Bank of Canada	1,393,080
315,000	SLM Corp.†	2,053,800
170,000	State Street Corp.	11,281,200
310,000	Sterling Bancorp.	5,028,200

Shares		Market Value
12,000	SunTrust Banks Inc.	$514,080
82,000	T. Rowe Price Group Inc.	5,862,180
100,000	TD Ameritrade Holding Corp.	3,471,000
1,162,000	The Bank of New York Mellon Corp.	47,897,640
3,000	The Dun & Bradstreet Corp.	311,790
21,000	The Goldman Sachs Group Inc.	3,784,830
152,000	The Hartford Financial Services Group Inc.	6,605,920
106,000	The PNC Financial Services Group Inc.	10,102,860
20,000	The Travelers Companies Inc.	2,257,200
86,000	W. R. Berkley Corp.	4,708,500
140,000	Waddell & Reed Financial Inc., Cl. A	4,012,400
920,000	Wells Fargo & Co.	50,011,200
378,000	Wright Investors’ Service Holdings Inc.†	752,220

		403,377,472

	Food and Beverage — 13.2%
1,000	Ajinomoto Co. Inc.	23,957
30,000	Anheuser-Busch InBev NV	3,729,746
194,000	Brown-Forman Corp., Cl. A	21,361,340
20,250	Brown-Forman Corp., Cl. B	2,010,420
214,000	Campbell Soup Co.	11,245,700
80,000	Coca-Cola Amatil Ltd., ADR	540,000
20,000	Coca-Cola Enterprises Inc.	984,800
14,500	Coca-Cola Femsa SAB de CV, ADR	1,026,745
18,000	Constellation Brands Inc., Cl. A	2,563,920
144,000	Danone SA	9,746,373
550,000	Davide Campari-Milano SpA	4,781,725
3,000	Diageo plc	82,106
102,000	Diageo plc, ADR	11,125,140
95,000	Dr Pepper Snapple Group Inc.	8,854,000
133,000	Fomento Economico Mexicano SAB de CV, ADR	12,282,550
240,000	General Mills Inc.	13,838,400
3,000,000	Grupo Bimbo SAB de CV, Cl. A†	7,967,159
148,000	Heineken NV	12,669,355
17,000	Heineken NV, ADR	726,750
230,000	ITO EN Ltd.	5,970,298
35,000	Kellogg Co.	2,529,450
2,000	McCormick & Co. Inc., Cl. V	171,010
28,000	McCormick & Co. Inc., Non-Voting	2,395,680
970,000	Mondelēz International Inc., Cl. A	43,494,800
115,000	Nestlé SA	8,559,555
65,000	Nestlé SA, ADR	4,837,300
130,000	NISSIN FOODS HOLDINGS CO. LTD.	6,954,532
4,000,000	Parmalat SpA	10,389,385
100,000	PepsiCo Inc.	9,992,000
45,000	Pernod Ricard SA	5,144,701
58,000	Remy Cointreau SA	4,160,731
20,000	SABMiller plc	1,199,858
200,000	Sapporo Holdings Ltd.	885,228
116,000	The Kraft Heinz Co.	8,440,160
570,000	The Coca-Cola Co.	24,487,200

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
2,000	The Hershey Co.	$178,540
153,000	The WhiteWave Foods Co.†	5,953,230
94,800	Tootsie Roll Industries Inc.	2,994,732
45,000	Tyson Foods Inc., Cl. A	2,399,850
155,000	Yakult Honsha Co. Ltd.	7,685,844

		284,384,270

	Health Care — 13.8%
38,000	Abbott Laboratories	1,706,580
18,500	AbbVie Inc.	1,095,940
40,000	Aetna Inc.	4,324,800
4,200	Allergan plc†	1,312,500
113,000	Baxalta Inc.	4,410,390
113,000	Baxter International Inc.	4,310,950
19,000	Becton, Dickinson and Co.	2,927,710
23,000	Bio-Rad Laboratories Inc., Cl. A†	3,189,180
465,000	Boston Scientific Corp.†	8,574,600
640,000	Bristol-Myers Squibb Co.	44,025,600
449,000	Eli Lilly & Co.	37,832,740
20,000	Express Scripts Holding Co.†	1,748,200
14,076	GlaxoSmithKline plc, ADR	567,967
22,000	Henry Schein Inc.†	3,480,180
105,000	Indivior plc	290,699
311,000	Johnson & Johnson	31,945,920
22,000	Laboratory Corp. of America Holdings†	2,720,080
87,000	Mead Johnson Nutrition Co.	6,868,650
510,000	Merck & Co. Inc.	26,938,200
270,000	Novartis AG, ADR	23,230,800
215,000	Patterson Companies Inc.	9,720,150
1,000,000	Pfizer Inc.	32,280,000
136,000	Roche Holding AG, ADR	4,687,920
38,000	Roche Holding AG, Genusschein	10,486,422
50,000	St. Jude Medical Inc.	3,088,500
130,000	Tenet Healthcare Corp.†	3,939,000
76,000	UnitedHealth Group Inc.	8,940,640
18,000	William Demant Holding A/S†	1,722,099
61,854	Wright Medical Group NV†	1,495,630
53,500	Zimmer Biomet Holdings Inc.	5,488,565
80,000	Zoetis Inc.	3,833,600

		297,184,212

	Hotels and Gaming — 0.6%
131,000	Las Vegas Sands Corp.	5,743,040
78,000	MGM Resorts International†	1,772,160
78,000	Starwood Hotels & Resorts Worldwide Inc.	5,403,840
14,500	Wynn Resorts Ltd.	1,003,255

		13,922,295

	Machinery — 1.0%
6,000	Caterpillar Inc.	407,760
195,000	Deere & Co.	14,872,650

Shares		Market Value
160,000	Xylem Inc.	$5,840,000

		21,120,410

	Metals and Mining — 0.7%
910,000	Alcoa Inc.	8,981,700
279,000	Freeport-McMoRan Inc.	1,888,830
254,600	Newmont Mining Corp.	4,580,254
2,000	Royal Gold Inc.	72,940

		15,523,724

	Paper and Forest Products — 0.0%
28,000	International Paper Co.	1,055,600

	Publishing — 0.0%
1,000	Graham Holdings Co., Cl. B	484,970
3,000	Value Line Inc.	40,290

		525,260

	Real Estate — 0.0%
64,000	Dream Unlimited Corp., Cl. A†	336,258
10,000	Griffin Industrial Realty Inc.	260,900

		597,158

	Real Estate Investment Trusts — 0.9%
70,000	Plum Creek Timber Co. Inc.	3,340,400
45,000	Ryman Hospitality Properties Inc.	2,323,800
500	Seritage Growth Properties, Cl. A	20,110
425,000	Weyerhaeuser Co.	12,741,500

		18,425,810

	Retail — 9.4%
16,000	Compagnie Financiere Richemont SA	1,151,757
24,562	Copart Inc.†	933,602
174,000	Costco Wholesale Corp.	28,101,000
515,000	CVS Health Corp.	50,351,550
150,000	Hertz Global Holdings Inc.†	2,134,500
100,000	Ingles Markets Inc., Cl. A	4,408,000
460,000	J.C. Penney Co. Inc.†	3,063,600
478,000	Macy’s Inc.	16,720,440
1,000	Sears Canada Inc.†	5,110
1,000	Sears Holdings Corp.†	20,560
209	Sears Hometown and Outlet Stores Inc.†	1,672
90,000	Seven & i Holdings Co. Ltd.	4,155,747
442,000	The Home Depot Inc.	58,454,500
57,500	Tractor Supply Co.	4,916,250
122,000	Walgreens Boots Alliance Inc.	10,388,910
168,000	Wal-Mart Stores Inc.	10,298,400
10,000	Weis Markets Inc.	443,000
218,000	Whole Foods Market Inc.	7,303,000

		202,851,598

	Specialty Chemicals — 2.2%
26,000	Albemarle Corp.	1,456,260
6,000	Ashland Inc.	616,200
66,000	E. I. du Pont de Nemours and Co.	4,395,600

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
294,000	Ferro Corp.†	$3,269,280
8,000	FMC Corp.	313,040
46,000	H.B. Fuller Co.	1,677,620
228,000	International Flavors & Fragrances Inc.	27,277,920
2,400	NewMarket Corp.	913,752
3,000	Quaker Chemical Corp.	231,780
40,000	Sensient Technologies Corp.	2,512,800
20,000	The Chemours Co.	107,200
90,000	The Dow Chemical Co.	4,633,200

		47,404,652

	Telecommunications — 3.1%
85,000	AT&T Inc.	2,924,850
475,000	BCE Inc.	18,344,500
50,000	BT Group plc, Cl. A	347,692
32,000	BT Group plc, ADR	1,107,520
40,000	CenturyLink Inc.	1,006,400
570,000	Cincinnati Bell Inc.†	2,052,000
355,000	Deutsche Telekom AG, ADR	6,347,400
12,000	Harris Corp.	1,042,800
33,000	Loral Space & Communications Inc.†	1,343,430
25,000	Orange SA, ADR	415,750
55,000	Proximus SA	1,793,147
50,000	Sprint Corp.†	181,000
45,010	Telefonica SA, ADR	497,811
378,000	Telephone & Data Systems Inc.	9,786,420
24,000	TELUS Corp.	663,612
30,000	TELUS Corp., New York	829,500
390,000	Verizon Communications Inc.	18,025,800

		66,709,632

	Transportation — 0.3%
171,000	GATX Corp.	7,276,050

	Wireless Communications — 1.2%
7,900,000	Cable & Wireless Communications plc.	8,653,163
10,000	Millicom International Cellular SA	577,100
41,000	Millicom International Cellular SA, SDR	2,362,923
240,000	NTT DoCoMo Inc.	4,959,940
90,000	Turkcell Iletisim Hizmetleri A/S, ADR	764,100
32,000	United States Cellular Corp.†	1,305,920
190,000	Vodafone Group plc, ADR	6,129,400

		24,752,546

	TOTAL COMMON STOCKS	2,147,999,231

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
31,500	Cincinnati Bell Inc., 6.750%, Ser. B	1,510,740

Shares		Market Value
	RIGHTS — 0.0%
	Retail — 0.0%
250,017	Safeway Casa Ley, CVR, expire 01/30/19†	$112,508
250,017	Safeway PDC, CVR, expire 01/30/17†	12,201

		124,709

	TOTAL RIGHTS	124,709

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
310,000	Kinder Morgan Inc., expire 05/25/17†	18,631

	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	1,155

	TOTAL WARRANTS	19,786

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$ 1,000,000	Layne Christensen Co., 4.250%, 11/15/18	715,000

	Transportation — 0.0%
600,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	298,875

	TOTAL CONVERTIBLE CORPORATE BONDS	1,013,875

	CORPORATE BONDS — 0.2%
	Diversified Industrial — 0.2%
2,500,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	3,250,000

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	7,000

	Retail — 0.0%
3,000	Sears Holdings Corp., 8.000%, 12/15/19	2,760

	TOTAL CORPORATE BONDS	3,259,760

	TOTAL INVESTMENTS — 100.0% (Cost $1,266,014,785)	$2,153,928,101

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Market Value
Aggregate tax cost	$1,275,113,990

Gross unrealized appreciation	$954,829,065
Gross unrealized depreciation	(76,014,954)

Net unrealized appreciation/depreciation	$878,814,111

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the market value of the Rule 144A security amounted to $3,250,000 or 0.15% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Aerospace	$51,711,245	$ 218,655	—	$ 51,929,900
Food and Beverage	284,313,260	171,010		284,484,270
Other Industries (a)	1,811,585,061	—	—	1,811,585,061
Total Common Stocks	2,147,609,566	389,665	—	2,147,999,231
Convertible Preferred Stocks (a)	1,510,740	—		1,510,740
Rights (a)	—	—	$124,709	124,709
Warrants (a)	19,786	—	—	19,786
Convertible Corporate Bonds (a)	—	1,013,875	—	1,013,875
Corporate Bonds (a)	—	3,259,760	—	3,259,760
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,149,140,092	$4,663,300	$124,709	$2,153,928,101

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended December 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At December 31, 2015, the Fund held no investments in equity contract for difference swap agreements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

10

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2015, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2015, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

11

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q415QR

The Gabelli Small Cap Growth Fund

First Quarter Report — December 31, 2015

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year and five year periods, and 5 stars for the ten year period ended December 31, 2015 among 638, 638, 564, and 366 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended December 31, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 3.9% compared with an increase of 3.6% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments, as of December 31, 2015.

Comparative Results

Average Annual Returns through December 31, 2015 (a)(b) (Unaudited)						Since Inception (10/22/91)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABSX)	3.91%	(3.71)%	9.09%	8.47%	9.61%	12.41%
Russell 2000 Index	3.59	(4.41)	9.19	6.80	7.28	9.33
Class A (GCASX)	3.91	(3.72)	9.09	8.46	9.60	12.41
With sales charge (c)	(2.06)	(9.25)	7.80	7.82	9.17	12.13
Class C (GCCSX)	3.72	(4.43)	8.27	7.66	8.96	12.00
With contingent deferred sales charge (d)	2.72	(5.38)	8.27	7.66	8.96	12.00
Class I (GACIX)	3.98	(3.48)	9.36	8.68	9.75	12.50

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2015 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 95.1%
	Aerospace — 0.6%
1,245,095	Aerojet Rocketdyne Holdings Inc.†	$19,498,188
25,000	Embraer SA, ADR	738,500
20,000	Innovative Solutions & Support Inc.†	55,200

		20,291,888

	Agriculture — 0.0%
365,075	Black Earth Farming Ltd., SDR†	175,154
12,000	Cadiz Inc.†	63,120
10,000	Ceres Inc.†	3,250

		241,524

	Automotive — 0.4%
1,360,015	Navistar International Corp.†	12,022,533
15,000	PACCAR Inc.	711,000

		12,733,533

	Automotive: Parts and Accessories — 6.7%
236,000	BorgWarner Inc.	10,202,280
726,000	Brembo SpA	35,251,834
90,022	China Automotive Systems Inc.†	412,301
395,000	Cooper Tire & Rubber Co.	14,950,750
1,175,000	Dana Holding Corp.	16,215,000
1,366,107	Federal-Mogul Holdings Corp.†	9,357,833
756,000	Modine Manufacturing Co.†	6,841,800
22,000	Monro Muffler Brake Inc.	1,456,840
243,000	O’Reilly Automotive Inc.†	61,581,060
45,000	Puradyn Filter Technologies Inc.†	1,710
200,000	SORL Auto Parts Inc.†	506,000
80,375	Spartan Motors Inc.	249,966
225,000	Standard Motor Products Inc.	8,561,250
207,000	Strattec Security Corp.(a)	11,693,430
400,000	Superior Industries International Inc.	7,368,000
475,000	Tenneco Inc.†	21,807,250
908,000	The Pep Boys - Manny, Moe & Jack†	16,716,280
26,000	Thor Industries Inc.	1,459,900
15,500	Visteon Corp.†	1,774,750

		226,408,234

	Aviation: Parts and Services — 3.3%
25,000	AAR Corp.	657,250
9,500	Astronics Corp.†	386,745
15,616	Astronics Corp., Cl. B†	634,790
32,300	B/E Aerospace Inc.	1,368,551
9,650,000	BBA Aviation plc	26,901,582
500,000	Curtiss-Wright Corp.	34,250,000
44,000	Ducommun Inc.†	713,680
873,018	Kaman Corp.	35,627,865
50,000	KLX Inc.†	1,539,500
85,000	Moog Inc., Cl. A†	5,151,000
16,200	Moog Inc., Cl. B†	983,178
68,000	Woodward Inc.	3,376,880

		111,591,021

		Market
Shares		Value
	Broadcasting — 1.2%
520,836	ACME Communications Inc.†	$19,271
247,034	Beasley Broadcast Group Inc., Cl. A	886,852
23,300	Cogeco Inc.	862,994
440,000	Crown Media Holdings Inc., Cl. A†	2,468,400
29,100	Gray Television Inc.†	474,330
71,200	Gray Television Inc., Cl. A†	988,968
400,000	ITV plc	1,631,064
20,000	Liberty Broadband Corp., Cl. A†	1,033,000
52,362	Liberty Broadband Corp., Cl. C†	2,715,493
440	Liberty Global plc LiLAC, Cl. A†	18,203
1,320	Liberty Global plc LiLAC, Cl. C†	56,760
80,000	Liberty Media Corp., Cl. A†	3,140,000
160,000	Liberty Media Corp., Cl. C†	6,092,800
360,000	MSG Networks Inc., Cl. A†	7,488,000
150,000	Pandora Media Inc.†	2,011,500
594,500	Salem Media Group Inc.	2,960,610
170,000	Sinclair Broadcast Group Inc., Cl. A	5,531,800
450,000	Sirius XM Holdings Inc.†	1,831,500

		40,211,545

	Building and Construction — 2.8%
66,000	Beazer Homes USA Inc.†	758,340
289,679	CalAtlantic Group Inc.	10,984,628
295,000	D.R. Horton Inc.	9,448,850
40,000	Gibraltar Industries Inc.†	1,017,600
750,000	Hovnanian Enterprises Inc., Cl. A†	1,357,500
200,000	KB Home	2,466,000
440,000	Layne Christensen Co.†	2,314,400
76,000	Lennar Corp., Cl. A	3,717,160
447,009	Lennar Corp., Cl. B	17,960,822
600,000	Louisiana-Pacific Corp.†	10,806,000
142,000	MDC Holdings Inc.	3,625,260
155,000	Meritage Homes Corp.†	5,268,450
12,000	Nortek Inc.†	523,440
2,800	NVR Inc.†	4,600,400
345,000	PulteGroup Inc.	6,147,900
380,000	Toll Brothers Inc.†	12,654,000

		93,650,750

	Business Services — 5.8%
40,000	ACCO Brands Corp.†	285,200
124,000	Ascent Capital Group Inc., Cl. A†	2,073,280
125,000	Blackhawk Network Holdings Inc.†	5,526,250
525,006	Clear Channel Outdoor Holdings Inc., Cl. A†	2,934,784
1,217,000	Diebold Inc.	36,619,530
560,488	Edgewater Technology Inc.†	4,489,509
420,000	Furmanite Corp.†	2,797,200
95,000	GP Strategies Corp.†	2,385,450
30,000	GSE Systems Inc.†	72,000
377,850	Internap Corp.†	2,418,240
17,000	Landauer Inc.	559,640
1,100,000	Live Nation Entertainment Inc.†	27,027,000

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
230,000	Loomis AB, Cl. B	$7,206,700
200,000	Macquarie Infrastructure Corp.	14,520,000
95,000	McGrath RentCorp	2,393,050
44,000	Rentrak Corp.†	2,091,320
340,000	Scientific Games Corp., Cl. A†	3,049,800
15,000	Sealed Air Corp.	669,000
20,576	Sequential Brands Group Inc.†	162,757
120,000	Sohgo Security Services Co. Ltd.	5,690,752
54,000	Stamps.com Inc.†	5,918,940
84,192	Team Inc.†	2,690,776
400,000	The Brink’s Co.	11,544,000
2,000,000	The Interpublic Group of Companies Inc.	46,560,000
100,418	TNT Express NV	850,121
33,050	TransAct Technologies Inc.	283,569
404,250	Trans-Lux Corp.†(a)	1,519,980
40,000	United Rentals Inc.†	2,901,600
14,444	Vectrus Inc.†	301,735

		195,542,183

	Cable — 1.1%
167,000	AMC Networks Inc., Cl. A†	12,471,560
4,000	Cable One Inc.	1,734,640
555,068	Cablevision Systems Corp., Cl. A	17,706,669
10,000	Cogeco Cable Inc.	446,412
50,000	DISH Network Corp., Cl. A†	2,859,000
36,000	EchoStar Corp., Cl. A†	1,407,960
8,800	Liberty Global plc, Cl. A†	372,768
26,400	Liberty Global plc, Cl. C†	1,076,328

		38,075,337

	Closed-End Business Development Company — 0.0%
113,000	MVC Capital Inc.	832,810

	Closed-End Funds — 0.1%
90,902	The Central Europe, Russia, and Turkey Fund Inc.	1,511,700
31,977	The European Equity Fund Inc.	257,735
95,578	The New Germany Fund Inc.	1,404,997

		3,174,432

	Communications Equipment — 0.1%
240,000	Communications Systems Inc.	1,864,800
52,000	Fortinet Inc.†	1,620,840
290,000	Sycamore Networks Inc.†	147,900

		3,633,540

	Computer Software and Services — 2.8%
194,000	Activision Blizzard Inc.	7,509,740
44,000	Avid Technology Inc.†	320,760
2,000	Blackbaud Inc.	131,720
750,000	EarthLink Holdings Corp.	5,572,500
77,000	Electronic Arts Inc.†	5,291,440
400,000	FalconStor Software Inc.†	752,000
253,231	Global Sources Ltd.†	1,975,202

Shares		Market Value
73,077	Guidance Software Inc.†	$439,924
42,000	InterXion Holding NV†	1,266,300
60,000	Mentor Graphics Corp.	1,105,200
20,000	Mercury Systems Inc.†	367,200
20,187	MKS Instruments Inc.	726,732
440,000	NCR Corp.†	10,762,400
3,996	NetScout Systems Inc.†	122,677
65,000	Quantum Corp.†	60,450
7,000	Rocket Internet SE†	214,830
100,000	Rockwell Automation Inc.	10,261,000
160,000	Stratasys Ltd.†	3,756,800
255,000	Tyler Technologies Inc.†	44,451,600

		95,088,475

	Consumer Products — 1.5%
295,000	1-800-FLOWERS.COM Inc., Cl. A†	2,147,600
54,000	Brunswick Corp.	2,727,540
33,500	Chofu Seisakusho Co. Ltd.	804,647
55,000	Church & Dwight Co. Inc.	4,668,400
29,000	Elizabeth Arden Inc.†	287,100
50,000	Ginko International Co. Ltd.	662,161
2,000	Harley-Davidson Inc.	90,780
25,000	Harman International Industries Inc.	2,355,250
131,959	Hunter Douglas NV	5,190,623
491,085	Marine Products Corp.	2,966,153
10,000	National Presto Industries Inc.	828,600
445,000	Sally Beauty Holdings Inc.†	12,411,050
220,000	Samick Musical Instruments Co. Ltd.	651,060
13,000	Shimano Inc.	2,018,220
9,750	Steven Madden Ltd.†	294,645
150,000	Swedish Match AB	5,334,392
87,425	Syratech Corp.†	262
25,000	The Scotts Miracle-Gro Co., Cl. A	1,612,750
22,000	WD-40 Co.	2,170,300
105,000	Wolverine World Wide Inc.	1,754,550

		48,976,083

	Consumer Services — 1.4%
53,000	Bowlin Travel Centers Inc.†	80,825
2,750	Collectors Universe Inc.	42,625
18,000	IAC/InterActiveCorp.	1,080,900
265,017	KAR Auction Services Inc.	9,813,579
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,732,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	1,122,580
51,217	Liberty Ventures, Cl. A†	2,310,399
900,000	Rollins Inc.	23,310,000
46,000	The ADT Corp.	1,517,080
455,000	TiVo Inc.†	3,926,650

		45,936,638

	Diversified Industrial — 5.8%
19,000	Acuity Brands Inc.	4,442,200
30,000	Aegion Corp.†	579,300
110,000	Albany International Corp., Cl. A	4,020,500

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
240,706	Ampco-Pittsburgh Corp.	$2,469,644
6,000	Anixter International Inc.†	362,340
34,925	Burnham Holdings Inc., Cl. A	580,453
40,076	Covisint Corp.†	100,190
402,000	Crane Co.	19,231,680
90,000	EnPro Industries Inc.	3,945,600
115,000	Greif Inc., Cl. A	3,543,150
117,970	Greif Inc., Cl. B	5,045,577
1,245,000	Griffon Corp.	22,161,000
34,000	Haynes International Inc.	1,247,460
190,000	Jardine Strategic Holdings Ltd.	5,192,700
500,000	Katy Industries Inc.†(a)	505,000
45,000	Key Technology Inc.†	466,650
203,018	Kimball International Inc., Cl. B	1,983,486
12,000	L.B. Foster Co., Cl. A	163,920
75,000	Lawson Products Inc.†	1,751,250
96,000	Lincoln Electric Holdings Inc.	4,981,440
63,000	Lindsay Corp.	4,561,200
40,083	Lydall Inc.†	1,422,145
31,500	Matthews International Corp., Cl. A	1,683,675
570,076	Myers Industries Inc.	7,593,412
134,000	Oil-Dri Corp. of America	4,935,220
125,000	Olin Corp.	2,157,500
306,000	Park-Ohio Holdings Corp.	11,254,680
19,000	Pentair plc	941,070
87,000	Precision Castparts Corp.	20,184,870
100,000	Raven Industries Inc.	1,560,000
32,000	Roper Technologies Inc.	6,073,280
300,000	Sevcon Inc.†(a)	3,144,000
96,000	Sonoco Products Co.	3,923,520
58,000	Standex International Corp.	4,822,700
258,946	Steel Partners Holdings LP†	4,241,535
390,000	Textron Inc.	16,383,900
530,036	Tredegar Corp.	7,219,090
168,000	Trinity Industries Inc.	4,035,360
147,000	Tyco International plc	4,687,830

		193,598,527

	Educational Services — 0.1%
59,000	Career Education Corp.†	214,170
125,000	Corinthian Colleges Inc.†	119
331,000	Universal Technical Institute Inc.	1,542,460

		1,756,749

	Electronics — 1.5%
98,000	Badger Meter Inc.	5,741,820
282,368	Bel Fuse Inc., Cl. A(a)	4,111,278
550,000	CTS Corp.	9,702,000
575,000	Cypress Semiconductor Corp.	5,640,750
40,000	Daktronics Inc.	348,800
111,000	Dolby Laboratories Inc., Cl. A	3,735,150
2,000	FARO Technologies Inc.†	59,040

Shares		Market Value
235,000	Gentex Corp.	$3,762,350
76,500	Greatbatch Inc.†	4,016,250
20,000	IMAX Corp.†	710,800
68,000	KEMET Corp.†	161,160
33,000	Kimball Electronics Inc.†	362,670
70,000	MOCON Inc.	1,017,800
330,000	Park Electrochemical Corp.	4,969,800
55,500	Renesas Electronics Corp.†	355,547
135,000	Rofin-Sinar Technologies Inc.†	3,615,300
170,000	Stoneridge Inc.†	2,516,000

		50,826,515

	Energy and Utilities — 5.9%
13,000	Amec Foster Wheeler plc, ADR	83,720
70,000	Avangrid Inc.†	2,688,000
125,000	Avista Corp.	4,421,250
365,000	Black Hills Corp.	16,946,950
70,000	Black Ridge Oil and Gas Inc.†	3,500
135,000	Callon Petroleum Co.†	1,125,900
49,000	Chesapeake Utilities Corp.	2,780,750
9,000	Clean Energy Fuels Corp.†	32,400
170,000	Cleco Corp.	8,875,700
40,000	CMS Energy Corp.	1,443,200
23,000	Connecticut Water Service Inc.	874,230
15,000	CONSOL Energy Inc.	118,500
11,000	Consolidated Water Co. Ltd.	134,640
155,000	Covanta Holding Corp.	2,400,950
16,000	Dawson Geophysical Co.†	55,360
103,000	Diamondback Energy Inc.†	6,890,700
406,000	El Paso Electric Co.	15,631,000
80,000	Energy Recovery Inc.†	565,600
62,214	EXCO Resources Inc.†	77,145
20,000	Gamesa Corporacion Tecnologica SA	343,849
185,000	Great Plains Energy Inc.	5,052,350
110,000	Hawaiian Electric Industries Inc.	3,184,500
15,000	Key Energy Services Inc.†	7,231
45,000	Middlesex Water Co.	1,194,300
95,000	National Fuel Gas Co.	4,061,250
16,000	Northwest Natural Gas Co.	809,760
100,000	NorthWestern Corp.	5,425,000
80,000	Oceaneering International Inc.	3,001,600
310,000	Otter Tail Corp.	8,255,300
12,000	Patterson-UTI Energy Inc.	180,960
40,000	Peabody Energy Corp.	307,200
1,255,000	PNM Resources Inc.	38,365,350
122,000	Rowan Companies plc, Cl. A	2,067,900
2,370,129	RPC Inc.	28,323,042
140,000	SJW Corp.	4,151,000
190,000	Southwest Gas Corp.	10,480,400
231,079	Steel Excel Inc.†	3,399,172
129,000	SunEdison Inc.†	656,610
30,000	Tesoro Corp.	3,161,100
21,000	The Laclede Group Inc.	1,247,610

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
46,000	The York Water Co.	$1,147,240
14,000	Vestas Wind Systems A/S	986,312
220,000	Westar Energy Inc.	9,330,200

		200,288,731

	Entertainment — 2.5%
75,000	Carmike Cinemas Inc.†	1,720,500
50,000	Discovery Communications Inc., Cl. A†	1,334,000
100,000	Discovery Communications Inc., Cl. C†	2,522,000
431,384	Dover Motorsports Inc.	1,005,125
4,000	Global Eagle Entertainment Inc.†	39,480
69,000	International Speedway Corp., Cl. A	2,326,680
6,814	International Speedway Corp., Cl. B	235,015
1,876,811	Media General Inc.†	30,310,498
72,000	Starz, Cl. A†	2,412,000
270,000	Take-Two Interactive Software Inc.†	9,406,800
120,000	The Madison Square Garden Co, Cl. A†	19,416,000
260,000	Twenty-First Century Fox Inc., Cl. A	7,061,600
157,000	Universal Entertainment Corp.	2,886,726
153,000	World Wrestling Entertainment Inc., Cl. A	2,729,520

		83,405,944

	Environmental Services — 0.5%
400,000	Republic Services Inc.	17,596,000

	Equipment and Supplies — 7.9%
44,000	A.O. Smith Corp.	3,370,840
538,000	AMETEK Inc.	28,831,420
40,500	AZZ Inc.	2,250,585
15,000	Belden Inc.	715,200
545,000	CIRCOR International Inc.	22,971,750
223,000	CLARCOR Inc.	11,078,640
325,000	Core Molding Technologies Inc.†	4,169,750
165,000	Crown Holdings Inc.†	8,365,500
2,335	Danaher Corp.	216,875
178,000	Donaldson Co. Inc.	5,101,480
215,000	Entegris Inc.†	2,853,050
830,063	Federal Signal Corp.	13,156,499
300,000	Flowserve Corp.	12,624,000
315,500	Franklin Electric Co. Inc.	8,527,965
244,000	Graco Inc.	17,585,080
96,000	IDEX Corp.	7,354,560
468,000	Interpump Group SpA	7,283,176
67,000	Itron Inc.†	2,424,060
15,750	Jarden Corp.†	899,640
38,000	Littelfuse Inc.	4,066,380
55,000	Maezawa Kyuso Industries Co. Ltd.	708,349
75,000	Minerals Technologies Inc.	3,439,500
6,000	MSA Safety Inc.	260,820
660,000	Mueller Industries Inc.	17,886,000
530,000	Mueller Water Products Inc., Cl. A	4,558,000
10,000	Plantronics Inc.	474,200

Shares		Market Value
2,000	Regal Beloit Corp.	$117,040
94,032	SL Industries Inc.†	2,997,740
5,000	Teleflex Inc.	657,250
282,000	Tennant Co.	15,865,320
865,000	The Gorman-Rupp Co.	23,121,450
155,000	The Greenbrier Companies Inc.	5,056,100
258,800	The L.S. Starrett Co., Cl. A	2,515,536
100,000	The Manitowoc Co. Inc.	1,535,000
75,000	The Middleby Corp.†	8,090,250
35,000	The Timken Co.	1,000,650
24,000	The Toro Co.	1,753,680
7,500	Valmont Industries Inc.	795,150
149,649	Vicor Corp.†	1,364,799
7,875	Watsco Inc., Cl. B	936,023
176,500	Watts Water Technologies Inc., Cl. A	8,766,755

		265,746,062

	Financial Services — 4.3%
10,800	Alleghany Corp.†	5,161,644
26,620	Argo Group International Holdings Ltd.	1,592,941
10,000	Astoria Financial Corp.	158,500
310,000	BBCN Bancorp Inc.	5,338,200
107,700	BKF Capital Group Inc.†	86,160
130,000	Calamos Asset Management Inc., Cl. A	1,258,400
12,500	Capitol Federal Financial Inc.	157,000
22,000	Crazy Woman Creek Bancorp Inc.†	264,000
636,000	Energy Transfer Equity LP	8,738,640
61,000	FCB Financial Holdings Inc., Cl. A†	2,183,190
9,967	Fidelity Southern Corp.	222,364
230,000	First Niagara Financial Group Inc.	2,495,500
265,000	FirstMerit Corp.	4,942,250
500,093	Flushing Financial Corp.	10,822,012
290,064	Fortress Investment Group LLC, Cl. A	1,476,426
1,150,000	GAM Holding AG	19,174,321
255,000	Hilltop Holdings Inc.†	4,901,100
1,350,000	Janus Capital Group Inc.	19,021,500
750,072	KKR & Co. LP	11,693,622
180,000	Legg Mason Inc.	7,061,400
15,000	M&T Bank Corp.	1,817,700
10,000	Manning & Napier Inc.	84,900
60,024	Medallion Financial Corp.	422,569
250,000	Och-Ziff Capital Management Group LLC, Cl. A .	1,557,500
165,000	Oritani Financial Corp.	2,722,500
32,000	PrivateBancorp Inc.	1,312,640
54,000	Pzena Investment Management Inc., Cl. A	464,400
30,000	StanCorp. Financial Group Inc.	3,416,400
12,000	State Auto Financial Corp.	247,080
431,887	Sterling Bancorp	7,005,207
14,000	T. Rowe Price Group Inc.	1,000,860
14,000	TFS Financial Corp.	263,620
150,000	The Charles Schwab Corp.	4,939,500
10,000	Universal American Corp.	70,000
40,782	Value Line Inc.	547,702

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
18,000	Virtu Financial Inc., Cl. A	$407,520
395,000	Waddell & Reed Financial Inc., Cl. A	11,320,700
10,121	Waterloo Investment Holdings Ltd.†	405
572,300	Wright Investors’ Service Holdings Inc.†	1,138,877
30,000	Yadkin Financial Corp.	755,100

		146,244,350

	Food and Beverage — 10.8%
575,000	Arca Continental SAB de CV	3,492,805
2,100	Blue Buffalo Pet Products Inc.†	39,291
585,000	Boulder Brands Inc.†	6,423,300
57,150	Brown-Forman Corp., Cl. A	6,292,787
7,500	Brown-Forman Corp., Cl. B	744,600
210,000	Bull-Dog Sauce Co. Ltd.	403,594
5,000,000	China Tontine Wines Group Ltd.†	167,741
222,000	Chr. Hansen Holding A/S	13,955,819
550,000	Cott Corp.	6,044,500
322,503	Crimson Wine Group Ltd.†	2,838,026
1,800,000	Davide Campari-Milano SpA	15,649,282
75,000	Dean Foods Co.	1,286,250
300,000	Denny’s Corp.†	2,949,000
340,000	Diamond Foods Inc.†	13,107,000
320,000	Dr Pepper Snapple Group Inc.	29,824,000
3,500,000	Dynasty Fine Wines Group Ltd.†	650,318
110,000	Farmer Brothers Co.†	3,549,700
510,000	Flowers Foods Inc.	10,959,900
162,000	Ingredion Inc.	15,526,080
180,000	ITO EN Ltd.	4,672,407
80,000	Iwatsuka Confectionery Co. Ltd.	4,073,381
23,500	J & J Snack Foods Corp.	2,741,745
130,000	Kameda Seika Co. Ltd.	5,591,747
70,000	Keurig Green Mountain Inc.	6,298,600
1,325,000	Kikkoman Corp.	46,575,357
240,043	Lifeway Foods Inc.†	2,664,477
1,200,000	Maple Leaf Foods Inc.	20,605,623
6,000	MEIJI Holdings Co. Ltd.	501,685
70,000	MGP Ingredients Inc.	1,816,500
450,000	Morinaga Milk Industry Co. Ltd.	2,066,642
500	National Beverage Corp.†	22,720
85,000	NISSIN FOODS HOLDINGS CO. LTD.	4,547,194
30,000	Nutrisystem Inc.	649,200
6,500,000	Parmalat SpA	16,882,750
288,000	Post Holdings Inc.†	17,769,600
162,000	Rock Field Co. Ltd.	3,994,908
625,736	Snyder’s-Lance Inc.	21,462,745
26,400	The Boston Beer Co. Inc., Cl. A†	5,330,424
428,000	The Hain Celestial Group Inc.†	17,286,920
76,000	The J.M. Smucker Co.	9,373,840
185,000	The WhiteWave Foods Co.†	7,198,350
700,000	Tingyi (Cayman Islands) Holding Corp.	998,961
331,696	Tootsie Roll Industries Inc.	10,478,277

Shares		Market Value
95,000	United Natural Foods Inc.†	$3,739,200
21,000	Vina Concha Y Toro SA, ADR	625,800
1,400,000	Vitasoy International Holdings Ltd.	2,872,240
20,000	Willamette Valley Vineyards Inc.†	141,600
150,000	Yakult Honsha Co. Ltd.	7,437,913

		362,324,799

	Health Care — 5.0%
40,000	Achaogen Inc.†	229,600
32,000	Alere Inc.†	1,250,880
14,000	Align Technology Inc.†	921,900
22,000	Allergan plc†	6,875,000
78,000	AngioDynamics Inc.†	946,920
7,000	Anika Therapeutics Inc.†	267,120
200,000	ArthroCare Corp. Stub†	70,000
43,000	Biolase Inc.†	36,167
12,400	Bio-Rad Laboratories Inc., Cl. A†	1,719,384
18,000	Bruker Corp.†	436,860
215,000	Cantel Medical Corp.	13,360,100
48,000	Cempra Inc.†	1,494,240
214,000	Cepheid Inc.†	7,817,420
183,000	Chemed Corp.	27,413,400
59,000	CONMED Corp.	2,598,950
370,000	Cutera Inc.†	4,732,300
89,000	DexCom Inc.†	7,289,100
210,024	Exactech Inc.†	3,811,936
30,000	Globus Medical Inc., Cl. A†	834,600
43,000	Henry Schein Inc.†	6,802,170
5,000	Heska Corp.†	193,400
46,500	ICU Medical Inc.†	5,244,270
100,019	Kindred Healthcare Inc.	1,191,226
19,100	Lexicon Pharmaceuticals Inc.†	254,221
43,665	LivaNova plc†	2,592,383
122,000	Masimo Corp.†	5,064,220
200,000	Meridian Bioscience Inc.	4,104,000
19,853	Neogen Corp.†	1,122,092
140,000	NuVasive Inc.†	7,575,400
18,000	Ophthotech Corp.†	1,413,540
319,500	OPKO Health Inc.†	3,210,975
153,444	Orthofix International NV†	6,016,539
69,678	Owens & Minor Inc.	2,507,014
160,000	Pain Therapeutics Inc.†	280,000
50,000	Patterson Companies Inc.	2,260,500
636,000	Quidel Corp.†	13,483,200
205,000	RTI Surgical Inc.†	813,850
54,084	STERIS plc	4,074,689
2,300	Straumann Holding AG	700,379
3,000	Stryker Corp.	278,820
40,000	SurModics Inc.†	810,800
14,000	Syneron Medical Ltd.†	107,940
40,000	Tetraphase Pharmaceuticals Inc.†	401,200
29,000	The Cooper Companies Inc.	3,891,800
45,500	United-Guardian Inc.	871,325

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
70,000	Vascular Solutions Inc.†	$2,407,300
402,051	Wright Medical Group NV†	9,721,593
4,000	Zeltiq Aesthetics Inc.†	114,120

		169,614,843

	Home Furnishings — 0.5%
212,050	Bassett Furniture Industries Inc.	5,318,214
35,000	Bed Bath & Beyond Inc.†	1,688,750
165,000	Ethan Allen Interiors Inc.	4,590,300
220,000	La-Z-Boy Inc.	5,372,400

		16,969,664

	Hotels and Gaming — 3.4%
148,000	Belmond Ltd., Cl. A†	1,406,000
500,000	Boyd Gaming Corp.†	9,935,000
176,580	Canterbury Park Holding Corp.	1,822,306
228,000	Churchill Downs Inc.	32,259,720
170,000	Dover Downs Gaming & Entertainment Inc.†	165,104
113,001	Formosa International Hotels Corp.	782,651
75,000	Gaming and Leisure Properties Inc.	2,085,000
1,000,000	Genting Singapore plc	543,057
160,000	Golden Entertainment Inc.†	1,636,800
18,000	Homeinns Hotel Group, ADR†	614,880
65,573	International Game Technology plc	1,060,971
173,000	Las Vegas Sands Corp.	7,584,320
3,125,000	Mandarin Oriental International Ltd.	4,843,750
94,500	Morgans Hotel Group Co.†	318,465
34,000	Penn National Gaming Inc.†	544,680
255,000	Pinnacle Entertainment Inc.†	7,935,600
560,000	Ryman Hospitality Properties Inc.	28,918,400
2,900,000	The Hongkong & Shanghai Hotels Ltd.	3,233,011
385,057	The Marcus Corp.	7,304,531
24,000	Wynn Resorts Ltd.	1,660,560

		114,654,806

	Machinery — 1.2%
460,000	Astec Industries Inc.	18,722,000
3,000	Capstone Turbine Corp.†.	4,200
1,685,000	CNH Industrial NV	11,525,400
2,000	Disco Corp.	191,356
29,000	Global Power Equipment Group Inc.	100,920
300,000	Kennametal Inc.	5,760,000
6,000	Nordson Corp.	384,900
150,000	The Eastern Co.	2,812,500
180,000	Twin Disc Inc.	1,893,600
10,000	Xylem Inc.	365,000

		41,759,876

	Manufactured Housing and Recreational Vehicles — 0.3%
91,000	Cavco Industries Inc.†	7,581,210
15,000	Drew Industries Inc.	913,350
72,000	Nobility Homes Inc.†	871,200
84,490	Skyline Corp.†.	302,474

Shares		Market Value
60,000	Winnebago Industries Inc.	$1,194,000

		10,862,234

	Metals and Mining — 0.4%
52,003	Barrick Gold Corp.	383,782
215,000	Century Aluminum Co.†	950,300
20,000	Constellium NV, Cl. A†	154,000
45,000	Ivanhoe Mines Ltd., Cl. A†	19,838
135,000	Kinross Gold Corp.†	245,700
200,000	Lynas Corp Ltd.†	14,428
345,000	Materion Corp.	9,660,000
52,100	Stillwater Mining Co.†	446,497
40,000	TimkenSteel Corp.	335,200
245,000	Turquoise Hill Resources Ltd.†	622,300
61,000	United States Steel Corp.	486,780
15,000	Yamana Gold Inc.	27,900

		13,346,725

	Paper and Forest Products — 0.1%
16,500	Schweitzer-Mauduit International Inc.	692,835
368,251	Wausau Paper Corp.	3,767,208

		4,460,043

	Publishing — 0.9%
80,000	Cambium Learning Group Inc.†	388,000
3,200	Graham Holdings Co., Cl. B	1,551,904
750,000	Il Sole 24 Ore SpA†.	525,718
12,000	John Wiley & Sons Inc., Cl. B	542,520
350,000	Journal Media Group Inc.	4,207,000
55,000	Meredith Corp.	2,378,750
65,000	News Corp., Cl. A	868,400
1,120,056	The E.W. Scripps Co., Cl. A	21,281,064

		31,743,356

	Real Estate — 1.0%
50,000	Capital Properties Inc., Cl. A†	558,750
160,000	Cohen & Steers Inc.	4,876,800
230,068	Griffin Industrial Realty Inc.	6,002,474
6,967	Gyrodyne LLC†	176,474
20,000	Lamar Advertising Co., Cl. A	1,199,600
104,000	Morguard Corp.	9,996,387
50,000	New Senior Investment Group Inc.	493,000
129,447	Tejon Ranch Co.†	2,478,910
505,060	The St. Joe Co.†	9,348,661

		35,131,056

	Retail — 6.4%
330,000	Aaron’s Inc.	7,388,700
200,000	AutoNation Inc.†	11,932,000
20,224	Barnes & Noble Education Inc.†	201,229
32,000	Barnes & Noble Inc.	278,720
320,700	Big 5 Sporting Goods Corp.	3,203,793
22,561	Biglari Holdings Inc.†	7,350,825
261,800	Casey’s General Stores Inc.	31,533,810
50,000	Coldwater Creek Inc.†	735
82,000	Copart Inc.†	3,116,820

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
1,000	Cracker Barrel Old Country Store Inc.	$126,830
440,000	CST Brands Inc.	17,221,600
462,041	Dominion Diamond Corp.	4,726,679
2,500	Dunkin’ Brands Group Inc.	106,475
20,000	Fairway Group Holdings Corp.†	13,202
18,000	GNC Holdings Inc., Cl. A	558,360
80,000	HSN Inc.	4,053,600
665,000	Ingles Markets Inc., Cl. A	29,313,200
650,000	J.C. Penney Co. Inc.†	4,329,000
380,000	Krispy Kreme Doughnuts Inc.†	5,726,600
180,000	Macy’s Inc.	6,296,400
80,000	Movado Group Inc.	2,056,800
108,000	Murphy USA Inc.†	6,559,920
157,000	Nathan’s Famous Inc.	8,094,920
100,000	Penske Automotive Group Inc.	4,234,000
550,000	Pier 1 Imports Inc.	2,799,500
10,000	Regis Corp.†	141,500
290,000	Rush Enterprises Inc., Cl. B†	6,351,000
3,100	Sprouts Farmers Market Inc.†	82,429
285,000	SUPERVALU Inc.†	1,932,300
445,000	The Bon-Ton Stores Inc.	934,500
440,000	The Cheesecake Factory Inc.	20,288,400
206,500	Tractor Supply Co.	17,655,750
43,173	Village Super Market Inc., Cl. A	1,137,609
51,040	Vitamin Shoppe, Inc.†	1,669,008
56,000	Weis Markets Inc.	2,480,800
1,054	Winmark Corp.	98,033
12,000	Yoox Net-A-Porter Group SpA†	450,569

		214,445,616

	Specialty Chemicals — 4.0%
28,000	A. Schulman Inc.	857,920
17,000	Airgas Inc.	2,351,440
115,000	Albemarle Corp.	6,441,150
72,000	Ashland Inc.	7,394,400
1,450,000	Chemtura Corp.†	39,541,500
2,307,100	Ferro Corp.†.	25,654,952
305,000	H.B. Fuller Co.	11,123,350
90,000	Hawkins Inc.	3,219,300
1,050,000	Huntsman Corp.	11,938,500
16,000	NewMarket Corp.	6,091,680
300,000	OMNOVA Solutions Inc.†	1,839,000
13,000	Quaker Chemical Corp.	1,004,380
250,000	Sensient Technologies Corp.	15,705,000

		133,162,572

	Telecommunications — 2.4%
500,000	AT&T Inc.	17,205,000
98,000	Atlantic Tele-Network Inc.	7,666,540
2,800,000	Cincinnati Bell Inc.†	10,080,000
65,000	Consolidated Communications Holdings Inc.	1,361,750
905,000	Gogo Inc.†	16,109,000

Shares		Market Value
32,000	Harris Corp.	$2,780,800
250,000	HC2 Holdings Inc.†	1,322,500
6,000	IDT Corp., Cl. B	69,960
8,000	Iridium Communications Inc.†	67,280
360,025	Ixia†	4,475,111
33,000	Loral Space & Communications Inc.†	1,343,430
140,000	New ULM Telecom Inc.	1,022,000
40,000	Pharol SGPS SA†.	11,780
115,000	Rogers Communications Inc., Cl. B	3,962,900
116,005	Shenandoah Telecommunications Co.	4,994,015
705,000	Sprint Corp.†	2,552,100
37,584	Verizon Communications Inc.	1,737,132
808,000	VimpelCom Ltd., ADR	2,650,240

		79,411,538

	Transportation — 0.8%
490,000	GATX Corp.	20,849,500
20,000	Irish Continental Group plc	114,979
400,000	ModusLink Global Solutions Inc.†	992,000
120,000	Navigator Holdings Ltd.†	1,638,000
133,000	Providence and Worcester Railroad Co.	1,840,720

		25,435,199

	Wireless Communications — 1.6%
45,987,500	Cable & Wireless Communications plc	50,371,814
49,000	Millicom International Cellular SA, SDR	2,823,982
50,000	United States Cellular Corp.†	2,040,500

		55,236,296

	TOTAL COMMON STOCKS	3,204,409,494

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
46,000	Jungheinrich AG.	3,811,296

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Business Services — 0.0%
12,248	Trans-Lux Pfd., Ser. B	1,314,472

	Diversified Industrial — 0.1%
60,098	Sevcon Inc., 4.000%, Ser. A	1,866,043

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,180,515

	RIGHTS — 0.0%
	Health Care — 0.0%
58,000	Durata Therapeutics Inc., CVR†	9,280
300,000	Sanofi, CVR, expire 12/31/20†	33,750

		43,030

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value
	RIGHTS (Continued)
	Wireless Communications — 0.0%
200,000	Leap Wireless International Inc., CVR, expire 03/14/16†.	$504,000

	TOTAL RIGHTS	547,030

	WARRANTS — 0.0%
	Real Estate — 0.0%
11,091	Tejon Ranch Co., expire 08/31/16†.	84

Principal Amount
	CORPORATE BONDS — 0.0%
	Automotive — 0.0%
$ 300,000	Navistar International Corp., 8.250%, 11/01/21	201,000

	Real Estate — 0.0%
65,376	Capital Properties Inc., 5.000%, 12/31/22	64,640

	TOTAL CORPORATE BONDS	265,640

	U.S. GOVERNMENT OBLIGATIONS — 4.7%
159,515,000	U.S. Treasury Bills, 0.040% to 0.280%††, 01/07/16 to 06/30/16	159,432,069

	TOTAL INVESTMENTS — 100.0% (Cost $1,939,752,475)	$3,371,646,128

	Aggregate tax cost	$1,948,913,324

	Gross unrealized appreciation	$1,592,231,790
	Gross unrealized depreciation	(169,498,986)

	Net unrealized appreciation/ depreciation	$1,422,732,804

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$39,203,306	$1,008,239	—	$40,211,545
Consumer Products	48,975,821	—	$262	48,976,083
Consumer Services	45,855,813	80,825	—	45,936,638
Educational Services	1,756,630	—	119	1,756,749
Entertainment	83,170,929	235,015	—	83,405,944
Equipment and Supplies	264,810,039	936,023	—	265,746,062
Financial Services	145,979,945	264,000	405	146,244,350
Food and Beverage	361,674,481	—	650,318	362,324,799
Health Care	169,544,843	—	70,000	169,614,843
Publishing	31,200,836	542,520	—	31,743,356
Retail	214,444,881	—	735	214,445,616
Other Industries (a)	1,794,003,509	—	—	1,794,003,509
Total Common Stocks	3,200,621,033	3,066,622	721,839	3,204,409,494
Preferred Stocks (a)	3,811,296	—	—	3,811,296
Convertible Preferred Stocks (a)	—	3,180,515	—	3,180,515
Rights (a)	33,750	—	513,280	547,030
Warrants (a)	—	84	—	84
Corporate Bonds (a)	—	265,640	—	265,640
U.S. Government Obligations	—	159,432,069	—	159,432,069
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,204,466,079	$165,944,930	$1,235,119	$3,371,646,128

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended December 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2015, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2015, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2016 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc. THE GABELLI SMALL CAP GROWTH FUND One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three and five year periods, and 5 stars for the ten year period ended December 31, 2015 among 638, 638, 564, and 366 Small Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns. GAB443Q415QR

The Gabelli Focus Five Fund

First Quarter Report — December 31, 2015

To Our Shareholders,

For the quarter ended December 31, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 3.8% compared with increases of 6.5% for the Russell 1000 Index and 3.3% for the Russell 2500 Index. The Blended Index which consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index increased 4.1%. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2015.

Comparative Results

Average Annual Returns through December 31, 2015 (a)(b) (Unaudited)
					Since	Since
					January 1,	Inception
	Quarter	1 Year(c)	5 Year	10 Year	2012(c)	(12/31/02)
Class AAA (GWSVX)	3.75%	(13.18)%	6.75%	5.57%	10.43%	7.82%
Russell 2500 Index	3.28	(2.90)	10.32	7.56	13.79(d)	10.94
Russell 1000 Index	6.50	0.92	12.44	7.40	15.36	9.20
MSCI AC World Ex-U.S. Index	3.30	(5.25)	1.51	3.38	5.60	8.25
Blended Index	4.09	(2.56)	8.55	6.46	12.05	9.83
Class A (GWSAX)	3.80	(13.12)	6.76	5.60	10.45	7.85
With sales charge (e)	(2.17)	(18.12)	5.50	4.96	8.83	7.34
Class C (GWSCX)	3.57	(13.84)	5.96	4.80	9.61	7.06
With contingent deferred sales charge (f)	2.57	(14.70)	5.96	4.80	9.61	7.06
Class I (GWSIX)	3.83	(12.92)	7.03	5.78	10.71	7.99

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of a 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	On January 1, 2012, the Fund began operating under its current name.

(d)	Russell 2500 Index performance is as of December 31, 2011.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Business Services — 1.9%
225,000	The Interpublic Group of Companies Inc.	$5,238,000

	Cable and Satellite — 16.6%
500,000	EchoStar Corp., Cl. A†	19,555,000
640,000	Liberty Global plc, Cl. C†	26,092,800

		45,647,800

	Computer Software and Services — 13.1%
15,000	Alphabet Inc., Cl. C†	11,383,200
100,000	Fortinet Inc.†	3,117,000
1,665,000	Internap Corp.†	10,656,000
1,043,808	RealD Inc.†	11,012,174

		36,168,374

	Consumer Products — 5.4%
191,600	Edgewell Personal Care Co.	15,015,692

	Diversified Industrial — 4.9%
1,800,000	API Technologies Corp.†	2,484,000
1,685,000	Jason Industries Inc.†(a)	6,369,300
150,000	Tyco International plc	4,783,500

		13,636,800

	Energy and Utilities — 2.7%
105,000	CIRCOR International Inc.	4,425,750
350,000	Weatherford International plc†	2,936,500

		7,362,250

	Entertainment — 4.6%
360,000	Take-Two Interactive Software Inc.†	12,542,400

	Food and Beverage — 8.7%
841,800	Maple Leaf Foods Inc.	14,454,844
152,197	Post Holdings Inc.†	9,390,555

		23,845,399

	Health Care — 14.6%
430,000	Alere Inc.†	16,808,700
17,500	Allergan plc†	5,468,750
10,300,000	BioScrip Inc.†(a)	18,025,000

		40,302,450

Shares		Market Value
	Hotels and Gaming — 3.3%
400,000	MGM Resorts International†	$9,088,000

	Retail — 8.1%
550,000	Barnes & Noble Inc.	4,790,500
446,129	CST Brands Inc.	17,461,489

		22,251,989

	Semiconductors — 2.7%
282,900	Integrated Device Technology Inc.†	7,454,415

	Specialty Chemicals — 11.9%
825,000	Chemtura Corp.†	22,497,750
314,173	Methanex Corp.	10,370,851

		32,868,601

	Telecommunications — 1.5%
225,500	Gogo Inc.†	4,013,900

	TOTAL COMMON STOCKS	275,436,070

	TOTAL INVESTMENTS — 100.0% (Cost $296,785,502)	$275,436,070

	Aggregate tax cost	$297,742,458

	Gross unrealized appreciation	$31,741,846
	Gross unrealized depreciation	(54,048,234)

	Net unrealized appreciation/depreciation	$(22,306,388)

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 12/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$275,436,070	—	$275,436,070

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1 and Level 2 during the period ended December 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at December 31, 2015 or September 30, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of- the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

that such call options are used in equivalent transactions. At December 31, 2015, the Fund held no investments in equity options contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of Gabelli & Company, the firm’s institutional research business. Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI   (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q415QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/22/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	2/22/2016

* Print the name and title of each signing officer under his or her signature.